Derivative Financial Instruments - Disclosure of Detailed Information about Changes in Carrying Amounts of Share Purchase Warrants Outstanding (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Derivative Financial Instruments [Line Items]
Balance - beginning of year	$ 154,566
Balance - end of year	84,857	$ 154,566
Equinox Gold warrant liability
Derivative Financial Instruments [Line Items]
Balance - beginning of year	50,666	56,146
Exercised	(4,100)	(43,885)
Change in fair value	(41,894)	29,862
Balance - end of year	5,177	50,666
Equinox Gold warrant liability | Premier Gold Mines Limited
Derivative Financial Instruments [Line Items]
Issued in acquisition	505	0
Equinox Gold warrant liability | Leagold Mining Corporation
Derivative Financial Instruments [Line Items]
Issued in acquisition	$ 0	$ 8,543